Goodwill (Schedule of Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance	$ 5,107	$ 3,906	$ 248
Goodwill, Impairment Loss	(4,740)	(59,440)
Balance	385	5,107	3,906
Vision Lane Limited And First Asia Finance Limited
Goodwill, Acquired During Period			$ 3,658
GFS
Goodwill, Acquired During Period		60,103
Goodwill, Impairment Loss		(55,535)
Apiguru Pty Limited ("Apiguru")
Goodwill, Acquired During Period		539
Giant Credit Limited, Vision Lane Limited And First Asia Finance Limited
Goodwill, Impairment Loss		$ (3,906)
GFS and Apiguru
Goodwill, Impairment Loss	(4,740)
Exchange difference	$ (18)